Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Fund

AZL® MVP T. Rowe Price Capital Appreciation Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (“SAI”) and other information about the Fund online at www.allianzlife.com/azlfunds. You can also get this information at no cost by calling 1-800-624-0197 or by sending an email request to variableannuity@send.allianzlife.com. The Fund’s Prospectus and SAI, both dated April 27, 2015, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.92%

Total Annual Fund Operating Expenses	1.06%

(1)	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL T. Rowe Price Capital Appreciation Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.

The Allianz Variable Insurance Products Fund of Funds Trust¿Summary Prospectus¿November 23, 2015

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Fund

The Manager will implement the Fund’s MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.

Under normal market conditions, the Manager generally will allocate approximately 80%-100% of the Fund’s assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund’s assets to the MVP process. The Manager may allocate the Fund’s assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Underlying Fund normally invests at least 50% of its total assets in the common stocks of established U.S. companies that the Underlying Fund’s subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Underlying Fund’s objective. The Underlying Fund may invest up to 25% of its total assets in foreign securities.

The Underlying Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Underlying Fund buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Underlying Fund invests. Since the Underlying Fund attempts to prevent losses as well as achieve gains, the Underlying Fund typically uses a value approach in selecting investments. The subadviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the subadviser believes has good prospects for capital appreciation. The Underlying Fund may establish relatively large positions in companies the subadviser finds particularly attractive.

The Underlying Fund may purchase bonds, convertible securities and, mortgage and asset backed securities, bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Underlying Fund invests. The Underlying Fund may invest up to 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans. The Underlying Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.

The Underlying Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.

The Fund invests primarily in the AZL T. Rowe Price Capital Appreciation Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired

The Allianz Variable Insurance Products Fund of Funds Trust¿Summary Prospectus¿November 23, 2015

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Fund

result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; capitalization risk, which is the risk that investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies; focused investment risk, which is the risk that investing in a relatively small number of issuers, industries, or regions involves added risk, and charges, changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund’s portfolio; bank loan risk, which is the risk that to the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities, and the fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower; interest rate risk, which is the risk that debt securities may decline in value due to rising interest rates; security quality risk, which is the risk that investment in high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities, sometimes known as “high yield risk” or “junk bond risk”; liquidity risk, which is the risk of an investment that is difficult to purchase or sell may have an adverse affect on the Fund’s returns; mortgage-related and other asset-backed risk, which is the risk of investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security; and options risk, which is the risk that when the fund uses options, it is exposed to additional volatility and potential losses, and writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.

Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund may invest in options, the Fund also is subject to risks related to futures and options. Investing in derivative instruments, such as futures and options, involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Performance Information

Performance information is not presented because the Fund has not had a full calendar year of operation.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

The Fund’s portfolio managers since January 2014 are: Brian Muench, president of the Manager and portfolio manager, and Mark Glad, portfolio manager.

Tax Information

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

The Allianz Variable Insurance Products Fund of Funds Trust¿Summary Prospectus¿November 23, 2015

Summary Prospectus	AZL® MVP T. Rowe Price Capital Appreciation Fund

Financial Intermediary Compensation

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary’s website for more information.

The Allianz Variable Insurance Products Fund of Funds Trust¿Summary Prospectus¿November 23, 2015

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